MSVIP-P1 01/25

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
SUPPLEMENT DATED JANUARY 28, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”),
EACH DATED MAY 1, 2024, OF
FRANKLIN MUTUAL SHARES VIP FUND (THE “FUND”)

Effective March 31, 2025, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI:

1. The following is added to the section titled “Fund Summaries – Portfolio Managers” in the Fund's Summary Prospectus and Prospectus:

Aman Gupta, CFA
Portfolio Manager of Franklin Mutual and portfolio manager of the Fund since March 2025.

2. The following is added to the section titled “Fund Details – Management” in the Fund’s Prospectus:

Aman Gupta, CFA Portfolio Manager of Franklin Mutual
Mr. Gupta has been a co-lead portfolio manager of the Fund since March 2025. He joined Franklin Templeton in 2010.

3. The following replaces the fifth paragraph in the section titled “Fund Details – Management” in the Fund’s Prospectus:

As co-lead portfolio managers of the Fund, Messrs. Correa and Gupta and Ms. Hoefig are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. Each portfolio manager has equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

4. The following is added to the section titled “Management and Other Services – Portfolio managers” in the Fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Aman Gupta*	Registered Investment Companies	1	3,062.7	None	None
	Other Pooled Investment Vehicles	1	31.5	None	None
	Other Accounts	2	3.3	None	None

*Information is provided as of December 31, 2024.

5. The following is added to the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in the Fund’s SAI:

As of December 31, 2024, Aman Gupta did not own any shares of the Fund.

Please retain this supplement for future reference.